Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 3.2%
225,380	Lockheed Martin Corp	$87,686,343
	Banks – 4.1%
675,484	JPMorgan Chase & Co	64,684,348
444,089	PNC Financial Services Group Inc	47,370,973
	Total Banks	112,055,321
	Beverages – 2.5%
515,985	PepsiCo Inc	68,259,656
	Biotechnology – 2.0%
667,399	AbbVie Inc	54,860,198
	Building Products – 1.7%
538,237	Trane Technologies PLC	47,052,678
	Capital Markets – 3.3%
1,263,502	Charles Schwab Corp	47,659,295
230,570	CME Group Inc	41,089,880
	Total Capital Markets	88,749,175
	Chemicals – 4.0%
353,722	International Flavors & Fragrances Inc	46,348,194
343,255	Linde PLC	63,155,487
	Total Chemicals	109,503,681
	Communications Equipment – 2.8%
1,819,913	Cisco Systems Inc	77,127,913
	Consumer Finance – 1.9%
557,881	American Express Co	50,906,641
	Containers & Packaging – 1.8%
513,038	Packaging Corp of America	49,585,123
	Diversified Telecommunication Services – 2.6%
2,303,481	AT&T Inc	70,187,066
	Electric Utilities – 2.6%
306,825	NextEra Energy Inc	70,913,394

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Entertainment – 1.9%
487,831	Walt Disney Co	$52,758,923
	Equity Real Estate Investment Trust – 3.1%
226,874	AvalonBay Communities Inc	36,969,118
690,229	CyrusOne Inc	48,419,565
	Total Equity Real Estate Investment Trust	85,388,683
	Food Products – 2.1%
1,117,238	Mondelez International Inc	57,470,723
	Health Care Equipment & Supplies – 3.7%
191,822	Becton Dickinson and Co	48,440,809
544,176	Medtronic PLC	53,127,903
	Total Health Care Equipment & Supplies	101,568,712
	Health Care Providers & Services – 6.1%
236,645	Anthem Inc	66,433,351
344,724	UnitedHealth Group Inc	100,821,428
	Total Health Care Providers & Services	167,254,779
	Hotels, Restaurants & Leisure – 2.1%
298,001	McDonald's Corp	55,893,068
	Household Products – 1.8%
674,659	Colgate-Palmolive Co	47,408,288
	Industrial Conglomerates – 1.7%
331,398	Honeywell International Inc	47,025,376
	Insurance – 3.4%
376,623	Chubb Ltd	40,679,050
533,624	Marsh & McLennan Cos Inc	51,937,624
	Total Insurance	92,616,674
	IT Services – 6.2%
422,627	Accenture PLC	78,266,294
686,508	Fidelity National Information Services Inc	90,543,540
	Total IT Services	168,809,834
	Media – 2.5%
1,808,888	Comcast Corp	68,068,455
	Multi-Utilities – 2.4%
704,439	WEC Energy Group Inc	63,786,951
	Oil, Gas & Consumable Fuels – 3.9%
609,418	Chevron Corp	56,066,456

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
695,330	Phillips 66	$50,877,296
	Total Oil, Gas & Consumable Fuels	106,943,752
	Pharmaceuticals – 6.4%
715,173	Johnson & Johnson	107,304,557
851,535	Merck & Co Inc	67,560,787
	Total Pharmaceuticals	174,865,344
	Road & Rail – 2.4%
407,202	Union Pacific Corp	65,066,808
	Semiconductors & Semiconductor Equipment – 2.5%
585,812	Texas Instruments Inc	67,995,199
	Software – 5.1%
780,146	Microsoft Corp	139,809,965
	Specialty Retail – 3.0%
769,549	Lowe's Cos Inc	80,610,258
	Technology Hardware, Storage & Peripherals – 3.5%
326,348	Apple Inc	95,881,042
	Tobacco – 2.3%
852,625	Philip Morris International Inc	63,605,825
	Total Long-Term Investments (cost $1,847,458,589)	2,689,715,848

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.3%
	REPURCHASE AGREEMENTS – 1.3%
$34,773	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $34,773,321, collateralized by $33,740,000 U.S. Treasury Notes, 1.500%, due 10/31/24, value $35,469,175	0.000%	5/01/20	$34,773,321
	Total Short-Term Investments (cost $34,773,321)			34,773,321
	Total Investments (cost $1,882,231,910) – 99.9%			2,724,489,169
	Other Assets Less Liabilities – 0.1%			3,104,014
	Net Assets – 100%			$2,727,593,183

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,689,715,848	$ —	$ —	$2,689,715,848
Short-Term Investments:
Repurchase Agreements	—	34,773,321	—	34,773,321
Total	$2,689,715,848	$34,773,321	$ —	$2,724,489,169

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.9%
	COMMON STOCKS – 97.9%
	Aerospace & Defense – 2.5%
1,239	Lockheed Martin Corp	$482,045
	Banks – 7.1%
111,700	BOC Hong Kong Holdings Ltd, (2)	342,822
5,156	JPMorgan Chase & Co	493,739
2,200	PNC Financial Services Group Inc	234,674
7,488	Toronto-Dominion Bank	312,872
	Total Banks	1,384,107
	Beverages – 3.3%
2,603	Heineken NV	221,411
3,162	PepsiCo Inc	418,301
	Total Beverages	639,712
	Capital Markets – 2.4%
4,685	Charles Schwab Corp	176,718
4,274	Macquarie Group Ltd, (2)	283,123
	Total Capital Markets	459,841
	Chemicals – 1.7%
2,492	International Flavors & Fragrances Inc	326,527
	Communications Equipment – 2.0%
9,056	Cisco Systems Inc	383,793
	Consumer Finance – 1.5%
3,239	American Express Co	295,559
	Containers & Packaging – 4.1%
47,608	Amcor PLC, (2)	433,835
3,816	Packaging Corp of America	368,816
	Total Containers & Packaging	802,651
	Diversified Financial Services – 1.0%
17,300	ORIX Corp, (2)	203,578
	Diversified Telecommunication Services – 2.9%
9,148	AT&T Inc	278,739
179,487	HKT Trust & HKT Ltd, (2)	289,642
	Total Diversified Telecommunication Services	568,381

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 3.4%
1,566	NextEra Energy Inc	$361,934
18,832	SSE PLC, (2)	295,387
	Total Electric Utilities	657,321
	Electronic Equipment, Instruments & Components – 1.6%
10,900	Alps Alpine Co Ltd, (2)	112,426
4,105	Hexagon AB, (2), (3)	201,440
	Total Electronic Equipment, Instruments & Components	313,866
	Entertainment – 1.2%
2,192	Walt Disney Co	237,065
	Equity Real Estate Investment Trust – 1.6%
4,576	CyrusOne Inc	321,006
	Food Products – 2.0%
5,714	Danone SA, (2)	398,249
	Gas Utilities – 1.9%
82,584	Snam SpA, (2)	370,463
	Health Care Equipment & Supplies – 1.9%
1,426	Becton Dickinson and Co	360,108
	Health Care Providers & Services – 3.0%
1,977	UnitedHealth Group Inc	578,213
	Hotels, Restaurants & Leisure – 2.8%
15,277	Compass Group PLC, (2), (3)	257,072
6,037	Restaurant Brands International Inc	294,488
	Total Hotels, Restaurants & Leisure	551,560
	Household Products – 1.7%
3,891	Reckitt Benckiser Group PLC, (2)	324,119
	Industrial Conglomerates – 1.9%
2,635	Honeywell International Inc	373,907
	IT Services – 4.1%
1,833	Accenture PLC	339,454
3,498	Fidelity National Information Services Inc	461,351
	Total IT Services	800,805
	Media – 2.6%
13,191	Comcast Corp	496,377

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 5.9%
3,350	Chevron Corp	$308,200
9,716	Enbridge Inc	297,703
3,757	Phillips 66	274,899
7,575	TOTAL SA, (2)	268,855
	Total Oil, Gas & Consumable Fuels	1,149,657
	Personal Products – 2.1%
7,971	Unilever PLC, (2)	410,444
	Pharmaceuticals – 9.1%
22,300	Astellas Pharma Inc, (2)	368,823
3,683	Johnson & Johnson	552,597
4,727	Merck & Co Inc	375,040
4,841	Sanofi, (2)	472,839
	Total Pharmaceuticals	1,769,299
	Professional Services – 1.2%
7,820	Experian PLC, (2)	234,837
	Road & Rail – 1.9%
2,375	Union Pacific Corp	379,501
	Semiconductors & Semiconductor Equipment – 2.0%
3,334	Texas Instruments Inc	386,977
	Software – 6.8%
4,408	Microsoft Corp	789,958
4,450	SAP SE, (2)	530,027
	Total Software	1,319,985
	Specialty Retail – 1.8%
3,259	Lowe's Cos Inc	341,380
	Technology Hardware, Storage & Peripherals – 2.2%
1,458	Apple Inc	428,360
	Tobacco – 2.1%
5,534	Philip Morris International Inc	412,836
	Trading Companies & Distributors – 1.7%
17,025	ITOCHU Corp, (2)	333,777
	Wireless Telecommunication Services – 2.9%
12,600	KDDI Corp, (2)	364,950

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services (continued)
142,378	Vodafone Group PLC, (2)	$200,849
	Total Wireless Telecommunication Services	565,799
	Total Long-Term Investments (cost $16,277,215)	19,062,105

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$378	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $377,593, collateralized by $375,000 U.S. Treasury Notes, 0.125%, due 4/15/25, value $385,743	0.000%	5/01/20	$377,593
	Total Short-Term Investments (cost $377,593)			377,593
	Total Investments (cost $16,654,808) – 99.9%			19,439,698
	Other Assets Less Liabilities – 0.1%			25,587
	Net Assets – 100%			$19,465,285
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,364,548	$6,697,557	$ —	$19,062,105
Short-Term Investments:
Repurchase Agreements	—	377,593	—	377,593
Total	$12,364,548	$7,075,150	$ —	$19,439,698

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.5%
	COMMON STOCKS – 97.5%
	Banks – 5.5%
39,500	BOC Hong Kong Holdings Ltd, (2)	$121,231
3,231	Toronto-Dominion Bank	135,001
	Total Banks	256,232
	Beverages – 2.2%
1,181	Heineken NV	100,456
	Biotechnology – 2.2%
4,883	Grifols SA, (2)	100,523
	Capital Markets – 3.4%
2,399	Macquarie Group Ltd, (2)	158,917
	Chemicals – 9.1%
1,630	Koninklijke DSM NV, (2)	199,776
1,220	Linde PLC, (2)	224,972
	Total Chemicals	424,748
	Containers & Packaging – 3.6%
18,275	Amcor PLC, (2)	166,533
	Diversified Financial Services – 3.0%
11,700	ORIX Corp, (2)	137,680
	Diversified Telecommunication Services – 4.3%
123,400	HKT Trust & HKT Ltd, (2)	199,133
	Electric Utilities – 4.7%
3,929	Red Electrica Corp SA, (2)	69,157
9,399	SSE PLC, (2)	147,427
	Total Electric Utilities	216,584
	Electronic Equipment, Instruments & Components – 4.1%
6,100	Alps Alpine Co Ltd, (2)	62,917
2,599	Hexagon AB, (2), (3)	127,538
	Total Electronic Equipment, Instruments & Components	190,455
	Food Products – 3.5%
2,302	Danone SA, (2)	160,443

Shares	Description (1)	Value
	Gas Utilities – 3.2%
32,776	Snam SpA, (2)	$147,029
	Hotels, Restaurants & Leisure – 5.4%
7,776	Compass Group PLC, (2), (3)	130,850
2,461	Restaurant Brands International Inc	120,049
	Total Hotels, Restaurants & Leisure	250,899
	Household Products – 2.9%
1,624	Reckitt Benckiser Group PLC, (2)	135,279
	Oil, Gas & Consumable Fuels – 5.9%
4,557	Enbridge Inc	139,628
3,769	TOTAL SA, (2)	133,771
	Total Oil, Gas & Consumable Fuels	273,399
	Personal Products – 2.6%
2,377	Unilever PLC, (2)	122,397
	Pharmaceuticals – 11.9%
8,100	Astellas Pharma Inc, (2)	133,967
3,194	Novo Nordisk A/S, (2)	203,745
2,223	Sanofi, (2)	217,129
	Total Pharmaceuticals	554,841
	Professional Services – 2.5%
3,797	Experian PLC, (2)	114,025
	Real Estate Management & Development – 3.2%
70,736	CapitaLand Ltd, (2), (3)	150,085
	Software – 4.1%
1,601	SAP SE, (2)	190,691
	Trading Companies & Distributors – 4.2%
10,000	ITOCHU Corp, (2)	196,051
	Wireless Telecommunication Services – 6.0%
5,700	KDDI Corp, (2)	165,097
81,815	Vodafone Group PLC, (2)	115,414
	Total Wireless Telecommunication Services	280,511
	Total Long-Term Investments (cost $3,991,586)	4,526,911

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%
	REPURCHASE AGREEMENTS – 2.5%
$116	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $116,074, collateralized by $110,000 U.S. Treasury Notes, 2.500%, due 1/31/25, value $121,764	0.000%	5/01/20	$116,074
	Total Short-Term Investments (cost $116,074)			116,074
	Total Investments (cost $4,107,660) – 100.0%			4,642,985
	Other Assets Less Liabilities – (0.0)%			(2,108)
	Net Assets – 100%			$4,640,877
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$495,134	$4,031,777	$ —	$4,526,911
Short-Term Investments:
Repurchase Agreements	—	116,074	—	116,074
Total	$495,134	$4,147,851	$ —	$4,642,985

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.4%
	COMMON STOCKS – 94.9%
	Automobiles – 1.8%
311,300	Astra International Tbk PT, (2)	$79,620
18,296	Tata Motors Ltd, Sponsored ADR	108,312
	Total Automobiles	187,932
	Banks – 9.4%
9,464	Absa Group Ltd, (2)	46,706
19,500	Banco do Brasil SA, (3)	102,199
663,346	Bank Rakyat Indonesia Persero Tbk PT, (2)	120,654
16,500	China Merchants Bank Co Ltd, (2)	81,262
1,032	Credicorp Ltd	153,789
3,088	HDFC Bank Ltd, ADR	133,865
8,657	ICICI Bank Ltd, Sponsored ADR	84,492
2,916	OTP Bank Nyrt, (2), (3)	86,360
15,640	Sberbank of Russia PJSC, Sponsored ADR, (2)	164,377
	Total Banks	973,704
	Beverages – 2.3%
28,390	Anadolu Efes Biracilik Ve Malt Sanayii AS, (2), (3)	74,477
25,800	Fomento Economico Mexicano SAB de CV	166,473
	Total Beverages	240,950
	Chemicals – 1.3%
422	LG Chem Ltd, (2)	131,121
	Diversified Consumer Services – 1.5%
6,979	Afya Ltd, (3)	151,724
	Diversified Telecommunication Services – 1.1%
500,289	China Tower Corp Ltd,144A, (2)	111,336
	Electronic Equipment, Instruments & Components – 4.9%
87,000	E Ink Holdings Inc, (2)	89,698
37,700	Foxconn Industrial Internet Co Ltd, (2)	77,652
17,408	Hangzhou Hikvision Digital Technology Co Ltd, (2)	78,156
40,388	Hon Hai Precision Industry Co Ltd, (2)	103,796
11,969	Yageo Corp, (2)	154,859
	Total Electronic Equipment, Instruments & Components	504,161

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Energy Equipment & Services – 0.8%
216,903	Serba Dinamik Holdings Bhd, (2)	$79,572
	Entertainment – 1.6%
2,969	Sea Ltd, ADR	165,017
	Food & Staples Retailing – 1.5%
12,600	Cia Brasileira de Distribuicao	153,436
	Health Care Providers & Services – 1.1%
117,571	Life Healthcare Group Holdings Ltd	113,286
	Health Care Technology – 1.1%
50,000	Alibaba Health Information Technology Ltd, (2), (3)	119,600
	Hotels, Restaurants & Leisure – 6.5%
75,288	Arcos Dorados Holdings Inc	286,847
17,000	Galaxy Entertainment Group Ltd,144A, (2), (3)	109,336
161,600	Wynn Macau Ltd, (2)	279,063
	Total Hotels, Restaurants & Leisure	675,246
	Insurance – 2.9%
29,280	Ping An Insurance Group Co of China Ltd, (2)	297,961
	Interactive Media & Services – 10.7%
1,900	Baidu Inc, Sponsored ADR	191,767
3,577	SINA Corp/China, (3)	120,795
15,114	Tencent Holdings Ltd, (2)	794,535
	Total Interactive Media & Services	1,107,097
	Internet & Catalog Retail – 1.1%
7,924	MakeMyTrip Ltd, (3)	116,958
	Internet & Direct Marketing Retail – 16.3%
4,573	Alibaba Group Holding Ltd, Sponsored ADR	926,810
16,200	B2W Cia Digital, (3)	218,219
3,804	Baozun Inc, Sponsored ADR	121,119
2,278	JDcom Inc, ADR	98,182
140	MercadoLibre Inc, (3)	81,691
1,556	Naspers Ltd, (2)	242,189
	Total Internet & Direct Marketing Retail	1,688,210
	IT Services – 2.1%
2,590	GDS Holdings Ltd, ADR	148,459
2,553	Pagseguro Digital Ltd, (3)	64,667
	Total IT Services	213,126

Shares	Description (1)	Value
	Metals & Mining – 1.6%
30,300	Grupo Mexico SAB de CV	$64,432
23,530	Vedanta Ltd, ADR	106,356
	Total Metals & Mining	170,788
	Multiline Retail – 2.3%
28,500	Lojas Americanas SA, (3)	130,396
736,300	Matahari Department Store Tbk PT, (2), (3)	59,767
27,569	Woolworths Holdings Ltd/South Africa, (2)	45,402
	Total Multiline Retail	235,565
	Oil, Gas & Consumable Fuels – 2.1%
17,000	Petroleo Brasileiro SA, (3)	56,428
4,255	Reliance Industries Ltd, Sponsored GDR,144A, (2)	161,463
	Total Oil, Gas & Consumable Fuels	217,891
	Pharmaceuticals – 1.8%
2,384	Dr Reddy's Laboratories Ltd, ADR	122,037
84,500	Genomma Lab Internacional SAB de CV, (3)	67,317
	Total Pharmaceuticals	189,354
	Semiconductors & Semiconductor Equipment – 9.2%
40,000	ASE Technology Holding Co Ltd, (2)	89,109
1,099	Koh Young Technology Inc, (2)	73,279
15,756	MediaTek Inc, (2)	217,566
1,083	SK Hynix Inc, (2)	74,529
49,000	Taiwan Semiconductor Manufacturing Co Ltd, (2)	494,302
	Total Semiconductors & Semiconductor Equipment	948,785
	Software – 2.5%
43,000	Kingsoft Corp Ltd, (2)	147,671
27,200	Linx SA	108,592
	Total Software	256,263
	Specialty Retail – 0.7%
9,609	Mr Price Group Ltd, (2)	68,462
	Technology Hardware, Storage & Peripherals – 6.7%
136,000	Lenovo Group Ltd, (2)	73,467
15,022	Samsung Electronics Co Ltd, (2)	617,667
	Total Technology Hardware, Storage & Peripherals	691,134
	Total Common Stocks (cost $10,606,465)	9,808,679

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 2.5%
3,991	iShares MSCI India ETF	$107,957
5,836	iShares MSCI Saudi Arabia ETF	149,226
	Total Exchange-Traded Funds (cost $309,189)	257,183

Shares	Description (1)	Value
	WARRANTS – 0.0%
84,686	Serba Dinamik Holdings Bhd	$5,219
	Total Warrants (cost $ —)	5,219
	Total Long-Term Investments (cost $10,915,654)	10,071,081

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.7%
	REPURCHASE AGREEMENTS – 3.7%
$383	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $382,870, collateralized by $370,000 U.S. Treasury Notes, 1.500%, due 11/30/24, value $391,711	0.000%	5/01/20	$382,870
	Total Short-Term Investments (cost $382,870)			382,870
	Total Investments (cost $11,298,524) – 101.1%			10,453,951
	Other Assets Less Liabilities – (1.1)%			(112,904)
	Net Assets – 100%			$10,341,047
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,363,665	$5,445,014	$ —	$9,808,679
Exchange-Traded Funds	257,183	—	—	257,183
Warrants	5,219	—	—	5,219
Short-Term Investments:
Repurchase Agreements	—	382,870	—	382,870
Total	$4,626,067	$5,827,884	$ —	$10,453,951

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International Inc.

Nuveen International Growth Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.7%
	COMMON STOCKS – 97.7%
	Aerospace & Defense – 4.7%
39,834	Airbus SE, (2), (3)	$2,522,229
302,617	BAE Systems PLC, (2)	1,930,222
205,800	CAE Inc, (3)	3,400,553
55,981	Saab AB, (2), (3)	1,276,933
53,600	Thales SA, (2)	4,059,188
	Total Aerospace & Defense	13,189,125
	Banks – 1.5%
534,000	Banco do Brasil SA, (3)	2,798,691
95,839	HDFC Bank Ltd, (2)	1,256,271
158,610	Security Bank Corp, (2)	320,848
	Total Banks	4,375,810
	Beverages – 1.8%
82,823	Coca-Cola HBC AG, (2)	2,098,629
86,551	Diageo PLC, (2)	2,979,937
	Total Beverages	5,078,566
	Biotechnology – 1.3%
19,500	CRISPR Therapeutics AG, (3)	959,400
6,259	Genmab A/S, (2), (3)	1,504,567
97,235	Orchard Therapeutics plc	1,094,866
	Total Biotechnology	3,558,833
	Capital Markets – 6.1%
194,985	Brookfield Asset Management Inc	6,594,392
591,602	Burford Capital Ltd, (2)	3,716,343
111,300	Hong Kong Exchanges & Clearing Ltd, (2)	3,568,516
34,354	London Stock Exchange Group PLC, (2)	3,215,425
	Total Capital Markets	17,094,676
	Chemicals – 0.7%
22,373	Chr Hansen Holding A/S, (2)	1,929,083
	Construction & Engineering – 0.8%
29,026	Eiffage SA, (2), (3)	2,372,056
	Diversified Telecommunication Services – 0.9%
11,590,000	China Tower Corp Ltd,144A, (2)	2,579,287

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 3.9%
91,300	Hitachi Ltd, (2)	$2,709,731
14,700	Keyence Corp, (2)	5,248,077
153,085	Softwareone Holding AG	2,943,546
	Total Electronic Equipment, Instruments & Components	10,901,354
	Entertainment – 3.3%
15,034	Spotify Technology SA, (3)	2,278,703
96,403	Ubisoft Entertainment SA, (2), (3)	7,170,629
	Total Entertainment	9,449,332
	Equity Real Estate Investment Trust – 3.3%
62,496	Digital Realty Trust Inc	9,342,527
	Food & Staples Retailing – 0.6%
42,019	Dino Polska SA,144A, (2), (3)	1,776,975
	Food Products – 1.3%
1,959,320	Ausnutria Dairy Corp Ltd, (2)	3,613,454
	Gas Utilities – 1.1%
70,227	Rubis SCA, (2)	3,146,346
	Health Care Equipment & Supplies – 0.5%
14,600	Hoya Corp, (2)	1,331,422
	Health Care Providers & Services – 2.1%
75,318	Fresenius Medical Care AG & Co KGaA, (2)	5,902,710
	Household Durables – 1.5%
64,200	Sony Corp, (2)	4,131,532
	Household Products – 1.1%
82,500	Unicharm Corp, (2)	3,040,414
	Insurance – 4.2%
420,800	AIA Group Ltd, (2)	3,862,004
511,144	Ping An Insurance Group Co of China Ltd, (2)	5,201,533
208,826	Prudential PLC, (2)	2,945,994
	Total Insurance	12,009,531
	Interactive Media & Services – 3.3%
176,202	Tencent Holdings Ltd, (2)	9,262,839
	Internet & Direct Marketing Retail – 6.7%
154,900	Alibaba Group Holding Ltd, (2), (3)	3,931,240
47,167	Alibaba Group Holding Ltd, Sponsored ADR	9,559,336
138,477	Baozun Inc, Sponsored ADR	4,409,108

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Internet & Direct Marketing Retail (continued)
244,004	Trainline PLC,144A, (2), (3)	$1,166,194
	Total Internet & Direct Marketing Retail	19,065,878
	IT Services – 8.1%
2,633	Adyen NV,144A, (3)	2,600,297
33,288	CANCOM SE, (2)	1,694,721
127,679	GDS Holdings Ltd, ADR	7,318,561
137,972	Keywords Studios PLC, (2)	2,764,053
1,465,431	NEXTDC Ltd, (2), (3)	8,362,883
	Total IT Services	22,740,515
	Leisure Products – 0.4%
47,403	MIPS AB, (2)	1,193,506
	Life Sciences Tools & Services – 4.2%
307,035	Clinigen Group Plc	2,792,050
9,766	Eurofins Scientific SE, (2), (3)	5,402,263
23,114	ICON PLC, (3)	3,709,104
	Total Life Sciences Tools & Services	11,903,417
	Machinery – 1.5%
128,429	Kornit Digital Ltd, (3)	4,260,632
	Oil, Gas & Consumable Fuels – 1.8%
147,920	Parkland Fuel Corp	3,499,411
83,147	Reliance Industries Ltd, (2)	1,614,423
	Total Oil, Gas & Consumable Fuels	5,113,834
	Personal Products – 1.3%
243,300	Kitanotatsujin Corp, (2)	1,155,776
44,500	Shiseido Co Ltd, (2), (3)	2,616,297
	Total Personal Products	3,772,073
	Pharmaceuticals – 9.4%
32,709	AstraZeneca PLC, (2)	3,421,100
2,405,000	China Animal Healthcare Ltd, (3), (4)	310
1,675,231	China Medical System Holdings Ltd, (2)	1,972,033
43,340	Dr Reddy's Laboratories Ltd, ADR	2,218,574
64,467	GlaxoSmithKline PLC, Sponsored ADR	2,712,127
30,796	GW Pharmaceuticals PLC, ADR	3,083,911
46,012	Novo Nordisk A/S, (2)	2,935,106
6,735	Roche Holding AG, (2)	2,332,313
28,414	Sanofi, (2)	2,775,301
142,800	Takeda Pharmaceutical Co Ltd, (2)	5,149,574
	Total Pharmaceuticals	26,600,349

Shares	Description (1)	Value
	Professional Services – 0.7%
70,300	Recruit Holdings Co Ltd, (2)	$2,050,734
	Real Estate Management & Development – 2.7%
1,090,571	Aroundtown SA, (2)	5,866,042
34,762	Vonovia SE, (2)	1,718,941
	Total Real Estate Management & Development	7,584,983
	Road & Rail – 0.7%
22,900	Canadian National Railway Co	1,893,760
	Semiconductors & Semiconductor Equipment – 5.7%
4,649	ASML Holding NV, (2)	1,357,904
25,590	Broadcom Inc	6,950,756
33,672	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	1,788,993
305,961	Tower Semiconductor Ltd, (3)	5,885,160
	Total Semiconductors & Semiconductor Equipment	15,982,813
	Software – 5.6%
14,625	CyberArk Software Ltd, (3)	1,444,365
52,100	Freee KK, (2), (3)	1,841,441
195,367	Open Text Corp	7,414,178
28,403	SAP SE, (2)	3,383,000
169,609	Tufin Software Technologies Ltd, (3)	1,631,639
	Total Software	15,714,623
	Textiles, Apparel & Luxury Goods – 2.6%
15,840	adidas AG, (2), (3)	3,626,289
6,150	LVMH Moet Hennessy Louis Vuitton SE, (2)	2,377,544
21,872	Puma SE, (2), (3)	1,373,900
	Total Textiles, Apparel & Luxury Goods	7,377,733
	Tobacco – 2.0%
144,561	British American Tobacco PLC, (2)	5,571,990
	Trading Companies & Distributors – 0.3%
28,431	Ashtead Group PLC, (2)	776,599
	Total Long-Term Investments (cost $250,916,526)	275,689,311

Nuveen International Growth Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$6,752	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $6,752,488, collateralized by $6,555,000 U.S. Treasury Notes, 1.500%, due 10/31/24, value $6,890,944	0.000%	5/01/20	$6,752,488
	Total Short-Term Investments (cost $6,752,488)			6,752,488
	Total Investments (cost $257,669,014) – 100.1%			282,441,799
	Other Assets Less Liabilities – (0.1)%			(168,561)
	Net Assets – 100%			$282,273,238
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$102,584,640	$173,104,361	$310	$275,689,311
Short-Term Investments:
Repurchase Agreements	—	6,752,488	—	6,752,488
Total	$102,584,640	$179,856,849	$310	$282,441,799

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 1.2%
35,700	Kongsberg Gruppen ASA, (2)	$458,754
	Banks – 1.1%
127,937	Israel Discount Bank Ltd, (2)	415,067
	Beverages – 2.8%
63,419	Britvic PLC, (2)	583,754
6,642	Royal Unibrew A/S, (2)	513,867
	Total Beverages	1,097,621
	Capital Markets – 1.6%
7,643	Euronext NV,144A, (2)	641,660
	Chemicals – 2.6%
51,900	Kemira Oyj, (2)	624,358
32,200	Tosoh Corp, (2)	393,540
	Total Chemicals	1,017,898
	Construction & Engineering – 1.4%
682,000	China State Construction International Holdings Ltd, (2)	528,759
	Construction Materials – 0.9%
18,400	Taiheiyo Cement Corp, (2)	361,208
	Containers & Packaging – 0.9%
22,250	SIG Combibloc Group AG, (2)	360,378
	Distributors – 3.0%
10,820	D'ieteren SA/NV, (2)	542,237
12,250	PALTAC Corp, (2)	639,744
	Total Distributors	1,181,981
	Diversified Financial Services – 2.6%
116,300	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	555,337
15,800	Zenkoku Hosho Co Ltd, (2)	460,380
	Total Diversified Financial Services	1,015,717
	Electronic Equipment, Instruments & Components – 5.2%
35,400	Anritsu Corp, (2)	720,584
26,426	Halma PLC, (2)	694,750

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
18,950	Spectris PLC, (2)	$639,007
	Total Electronic Equipment, Instruments & Components	2,054,341
	Energy Equipment & Services – 1.0%
151,420	Saipem SpA, (2), (3)	388,644
	Equity Real Estate Investment Trust – 10.4%
35,800	alstria office REIT-AG, (2)	536,631
20,800	Canadian Apartment Properties REIT	715,773
115,500	Charter Hall Long Wale REIT, (2)	334,814
783	Japan Hotel REIT Investment Corp, (2)	259,881
537,500	Mapletree Logistics Trust, (2)	680,865
80,000	Safestore Holdings PLC, (2)	723,681
30,200	UNITE Group PLC, (2)	333,475
301,150	Viva Energy REIT, (2)	470,539
	Total Equity Real Estate Investment Trust	4,055,659
	Food Products – 2.3%
19,400	Fuji Oil Holdings Inc, (2)	452,596
128,300	Vitasoy International Holdings Ltd, (2)	457,581
	Total Food Products	910,177
	Health Care Equipment & Supplies – 4.2%
3,611	DiaSorin SpA, (2)	615,754
34,659	Fisher & Paykel Healthcare Corp Ltd, (2)	579,039
12,650	Nihon Kohden Corp, (2)	452,485
	Total Health Care Equipment & Supplies	1,647,278
	Health Care Providers & Services – 2.2%
19,100	Ship Healthcare Holdings Inc, (2)	863,832
	Hotels, Restaurants & Leisure – 1.5%
17,400	Tokyotokeiba Co Ltd, (2), (3)	573,387
	Household Durables – 3.2%
35,600	Haseko Corp, (2)	386,495
13,896	Kaufman & Broad SA, (2)	502,194
29,400	Sumitomo Forestry Co Ltd, (2)	363,211
	Total Household Durables	1,251,900
	Independent Power & Renewable Electricity Producers – 1.5%
29,300	Capital Power Corp	567,076
	Industrial Conglomerates – 1.1%
6,199	Rheinmetall AG, (2)	419,543

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Insurance – 3.2%
77,800	Beazley PLC, (2)	$384,685
13,709	Topdanmark A/S, (2)	553,395
47,170	UNIQA Insurance Group AG, (2)	318,021
	Total Insurance	1,256,101
	Interactive Media & Services – 1.5%
92,220	Rightmove PLC, (2)	576,600
	IT Services – 5.5%
34,300	DTS Corp, (2)	657,389
32,900	Nihon Unisys Ltd, (2)	951,496
27,800	TIS Inc, (2)	530,129
	Total IT Services	2,139,014
	Machinery – 7.1%
8,400	Daifuku Co Ltd, (2)	587,838
3,780	Kardex AG, (2)	545,924
15,400	METAWATER Co Ltd, (2)	612,432
5,152	Spirax-Sarco Engineering PLC, (2)	563,832
63,400	Tadano Ltd, (2)	483,599
	Total Machinery	2,793,625
	Marine – 1.1%
56,700	Atlas Corp	422,982
	Metals & Mining – 4.0%
15,200	Aperam, (2)	393,845
297,000	Nippon Light Metal Holdings Co Ltd, (2)	467,750
434,200	St Barbara Ltd, (2)	714,670
	Total Metals & Mining	1,576,265
	Multiline Retail – 2.7%
13,000	Seria Co Ltd, (2)	422,504
53,675	Tokmanni Group Corp, (2)	652,943
	Total Multiline Retail	1,075,447
	Oil, Gas & Consumable Fuels – 1.9%
16,000	Parkland Fuel Corp	378,519
384,641	Saras SpA, (2)	363,242
	Total Oil, Gas & Consumable Fuels	741,761
	Pharmaceuticals – 3.2%
17,102	Dechra Pharmaceuticals PLC, (2)	595,289
15,387	Recordati SpA, (2)	670,068
	Total Pharmaceuticals	1,265,357

Shares	Description (1)	Value
	Real Estate Management & Development – 4.4%
34,876	Castellum AB, (2)	$611,718
57,048	Savills PLC, (2)	694,493
19,424	TAG Immobilien AG, (2)	425,457
	Total Real Estate Management & Development	1,731,668
	Road & Rail – 0.9%
9,500	Sankyu Inc, (2)	365,065
	Semiconductors & Semiconductor Equipment – 1.4%
29,300	Tower Semiconductor Ltd, (3)	563,586
	Software – 1.8%
32,201	Altium Ltd, (2)	706,856
	Specialty Retail – 1.5%
84,425	Bilia AB, (2)	572,553
	Thrifts & Mortgage Finance – 0.8%
106,990	OneSavings Bank PLC, (2)	328,359
	Trading Companies & Distributors – 5.5%
69,100	BOC Aviation Ltd,144A, (2)	472,497
58,565	Howden Joinery Group PLC, (2)	386,190
18,500	Nishio Rent All Co Ltd, (2)	380,932
37,200	Russel Metals Inc	403,014
10,600	Toromont Industries Ltd	498,035
	Total Trading Companies & Distributors	2,140,668
	Transportation Infrastructure – 1.3%
700,000	Yuexiu Transport Infrastructure Ltd, (2)	488,653
	Total Long-Term Investments (cost $41,042,513)	38,555,440

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.4%
	REPURCHASE AGREEMENTS – 2.4%
$943	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $943,277, collaterized by $910,000 U.S. Treasury Notes, 1.500%, due 11/30/24, value $963,397	0.000%	5/01/20	$943,277
	Total Short-Term Investments (cost $943,277)			943,277
	Total Investments (cost $41,985,790) – 100.9%			39,498,717
	Other Assets Less Liabilities – (0.9)%			(346,524)
	Net Assets – 100%			$39,152,193

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,548,985	$35,006,455	$ —	$38,555,440
Short-Term Investments:
Repurchase Agreements	—	943,277	—	943,277
Total	$3,548,985	$35,949,732	$ —	$39,498,717

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
(formerly known as Nuveen Winslow Large-Cap Growth Fund)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 98.8%
	Automobiles – 1.6%
73,850	Ferrari NV	$11,492,537
	Biotechnology – 2.9%
57,450	Amgen Inc	13,743,189
84,200	BioMarin Pharmaceutical Inc, (2)	7,748,084
	Total Biotechnology	21,491,273
	Capital Markets – 2.4%
52,750	Moody's Corp	12,865,725
14,700	MSCI Inc	4,806,900
	Total Capital Markets	17,672,625
	Chemicals – 1.8%
39,150	Linde PLC	7,203,209
11,390	Sherwin-Williams Co	6,109,254
	Total Chemicals	13,312,463
	Containers & Packaging – 1.3%
139,700	Ball Corp	9,162,923
	Equity Real Estate Investment Trust – 3.4%
51,600	American Tower Corp	12,280,800
18,610	Equinix Inc	12,565,472
	Total Equity Real Estate Investment Trust	24,846,272
	Health Care Equipment & Supplies – 1.2%
97,350	Abbott Laboratories	8,964,962
	Health Care Providers & Services – 3.4%
84,300	UnitedHealth Group Inc	24,655,221
	Health Care Technology – 1.5%
58,350	Veeva Systems Inc, (2)	11,133,180
	Hotels, Restaurants & Leisure – 1.0%
7,900	Chipotle Mexican Grill Inc, (2)	6,940,545
	Interactive Media & Services – 10.7%
16,720	Alphabet Inc, (2)	22,549,595
16,380	Alphabet Inc, (2)	22,058,946

Nuveen Winslow Large-Cap Growth ESG Fund (continued)
(formerly known as Nuveen Winslow Large-Cap Growth Fund)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services (continued)
164,000	Facebook Inc, (2)	$33,572,440
	Total Interactive Media & Services	78,180,981
	Internet & Direct Marketing Retail – 10.6%
53,000	Alibaba Group Holding Ltd, Sponsored ADR, (2)	10,741,510
26,970	Amazoncom Inc, (2)	66,723,780
	Total Internet & Direct Marketing Retail	77,465,290
	IT Services – 13.8%
55,500	Automatic Data Processing Inc	8,141,295
134,850	Fiserv Inc, (2)	13,897,641
83,050	Mastercard Inc	22,836,258
140,250	PayPal Holdings Inc, (2)	17,250,750
182,000	Visa Inc	32,527,040
46,250	Wixcom Ltd, (2)	6,049,963
	Total IT Services	100,702,947
	Life Sciences Tools & Services – 1.4%
132,400	Agilent Technologies Inc	10,149,784
	Pharmaceuticals – 6.2%
346,200	AstraZeneca PLC, Sponsored ADR	18,099,336
98,200	Eli Lilly and Co	15,185,648
89,400	Zoetis Inc	11,560,314
	Total Pharmaceuticals	44,845,298
	Semiconductors & Semiconductor Equipment – 4.1%
27,700	ASML Holding NV	7,989,511
29,600	Micron Technology Inc, (2)	1,417,544
70,250	NVIDIA Corp	20,532,670
	Total Semiconductors & Semiconductor Equipment	29,939,725
	Software – 22.6%
76,450	Adobe Inc, (2)	27,035,778
53,750	Atlassian Corp PLC, (2)	8,357,588
71,600	Intuit Inc	19,318,396
394,150	Microsoft Corp	70,635,621
193,300	salesforcecom Inc, (2)	31,304,935
22,650	ServiceNow Inc, (2)	7,962,381
	Total Software	164,614,699
	Specialty Retail – 1.7%
57,800	Home Depot Inc	12,706,174
	Technology Hardware, Storage & Peripherals – 4.8%
120,100	Apple Inc	35,285,380

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 2.4%
6,100	Lululemon Athletica Inc, (2)	$1,363,228
184,000	NIKE Inc	16,041,120
	Total Textiles, Apparel & Luxury Goods	17,404,348
	Total Long-Term Investments (cost $411,919,177)	720,966,627

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$8,568	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/20, repurchase price $8,568,314, collaterized by $8,315,000 U.S. Treasury Notes, 1.500%, due 10/31/24, value $8,741,144	0.000%	5/01/20	$8,568,314
	Total Short-Term Investments (cost $8,568,314)			8,568,314
	Total Investments (cost $420,487,491) – 100.0%			729,534,941
	Other Assets Less Liabilities – 0.0%			23,086
	Net Assets – 100%			$729,558,027
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Winslow Large-Cap Growth ESG Fund (continued)
(formerly known as Nuveen Winslow Large-Cap Growth Fund)
Portfolio of Investments    April 30, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$720,966,627	$ —	$ —	$720,966,627
Short-Term Investments:
Repurchase Agreements	—	8,568,314	—	8,568,314
Total	$720,966,627	$8,568,314	$ —	$729,534,941

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9%
	Aerospace & Defense – 2.3%
9,420	BAE Systems PLC, (2)	$60,085
57	Dassault Aviation SA, (2)	46,421
	Total Aerospace & Defense	106,506
	Air Freight & Logistics – 1.3%
2,108	Deutsche Post AG, (2)	62,623
	Airlines – 0.9%
2,450	Japan Airlines Co Ltd, (2)	43,703
	Auto Components – 1.1%
535	Cie Generale des Etablissements Michelin SCA, (2)	51,692
	Automobiles – 2.1%
1,605	Toyota Motor Corp, (2)	99,232
	Banks – 6.5%
10,500	Bank Leumi Le-Israel BM, (2)	56,575
15,000	BOC Hong Kong Holdings Ltd, (2)	46,037
4,340	DBS Group Holdings Ltd, (2)	61,103
875	KBC Group NV, (2)	47,461
105,265	Lloyds Banking Group PLC, (2)	42,591
875	Royal Bank of Canada	53,828
	Total Banks	307,595
	Beverages – 4.1%
1,830	Coca-Cola HBC AG, (2)	46,370
2,370	Kirin Holdings Co Ltd, (2)	45,737
310	Pernod Ricard SA, (2)	47,335
7,910	Treasury Wine Estates Ltd, (2)	52,027
	Total Beverages	191,469
	Building Products – 1.8%
1,645	Kingspan Group PLC	83,824
	Capital Markets – 4.6%
6,155	3i Group PLC, (2)	60,466
330	Deutsche Boerse AG, (2)	51,163
550	Euronext NV,144A, (2)	46,175

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
870	Macquarie Group Ltd, (2)	$57,631
	Total Capital Markets	215,435
	Chemicals – 2.8%
436	Sika AG, (2)	72,119
4,750	Tosoh Corp, (2)	58,053
	Total Chemicals	130,172
	Commercial Services & Supplies – 3.5%
10,010	Brambles Ltd, (2)	71,547
1,120	Secom Co Ltd, (2)	93,206
	Total Commercial Services & Supplies	164,753
	Construction & Engineering – 1.6%
950	Eiffage SA, (2)	77,636
	Diversified Telecommunication Services – 1.0%
905	Cellnex Telecom SA,144A, (2)	47,336
	Electric Utilities – 0.9%
6,536	Enel SpA, (2)	44,644
	Equity Real Estate Investment Trust – 2.3%
7,720	Goodman Group, (2)	65,753
3,720	UNITE Group PLC, (2)	41,077
	Total Equity Real Estate Investment Trust	106,830
	Food & Staples Retailing – 2.3%
2,020	Alimentation Couche-Tard Inc	56,365
2,180	Koninklijke Ahold Delhaize NV, (2)	52,931
	Total Food & Staples Retailing	109,296
	Food Products – 1.9%
851	Nestle SA, (2)	90,129
	Gas Utilities – 1.0%
10,549	Snam SpA, (2)	47,322
	Health Care Equipment & Supplies – 5.1%
1,000	GN Store Nord A/S, (2)	45,636
705	Hoya Corp, (2)	64,291
3,079	Smith & Nephew PLC, (2)	60,253
89	Straumann Holding AG, (2)	67,714
	Total Health Care Equipment & Supplies	237,894
	Health Care Providers & Services – 1.5%
3,995	Sonic Healthcare Ltd, (2)	70,553

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 1.1%
3,055	Aristocrat Leisure Ltd, (2)	$50,101
	Insurance – 4.4%
307	Allianz SE, (2)	56,498
2,725	AXA SA, (2)	48,441
325	Hannover Rueck SE, (2)	51,784
145	Swiss Life Holding AG, (2)	51,420
	Total Insurance	208,143
	IT Services – 3.3%
55	Adyen NV,144A, (3)	54,317
775	CGI Inc	49,425
2,775	TIS Inc, (2)	52,917
	Total IT Services	156,659
	Leisure Products – 2.2%
2,100	Bandai Namco Holdings Inc, (2)	104,929
	Life Sciences Tools & Services – 1.3%
138	Lonza Group AG, (2)	60,260
	Machinery – 0.9%
1,660	Mitsubishi Heavy Industries Ltd, (2)	42,568
	Metals & Mining – 1.7%
3,960	BHP Group Ltd, (2)	80,841
	Multiline Retail – 1.3%
3,150	Pan Pacific International Holdings Corp, (2)	61,027
	Multi-Utilities – 3.0%
4,825	Engie SA, (2)	52,349
1,782	RWE AG, (2)	51,264
1,744	Veolia Environnement SA, (2)	37,180
	Total Multi-Utilities	140,793
	Oil, Gas & Consumable Fuels – 4.3%
13,380	BP PLC, (2)	52,723
3,030	Neste Oyj, (2)	107,006
4,544	Repsol SA, (2)	41,245
	Total Oil, Gas & Consumable Fuels	200,974
	Personal Products – 1.0%
888	Unilever PLC, (2)	45,725
	Pharmaceuticals – 9.2%
800	AstraZeneca PLC, (2)	83,674

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals (continued)
732	Novartis AG, (2)	$62,468
1,169	Novo Nordisk A/S, (2)	74,570
1,320	Recordati SpA, (2)	57,483
209	Roche Holding AG, (2)	72,376
1,500	Shionogi & Co Ltd, (2)	82,841
	Total Pharmaceuticals	433,412
	Professional Services – 1.6%
1,005	Wolters Kluwer NV	73,921
	Real Estate Management & Development – 0.9%
8,080	Aroundtown SA, (2)	43,461
	Road & Rail – 1.6%
1,200	West Japan Railway Co, (2)	74,157
	Semiconductors & Semiconductor Equipment – 3.5%
205	ASML Holding NV, (2)	59,878
500	Tokyo Electron Ltd, (2)	106,490
	Total Semiconductors & Semiconductor Equipment	166,368
	Software – 5.0%
642	Check Point Software Technologies Ltd	67,885
100	Constellation Software Inc	96,162
426	Nice Ltd, (2)	69,962
	Total Software	234,009
	Technology Hardware, Storage & Peripherals – 1.2%
3,280	Brother Industries Ltd, (2)	55,591
	Textiles, Apparel & Luxury Goods – 1.8%
381	adidas AG, (2), (3)	87,223
	Trading Companies & Distributors – 1.0%
6,650	BOC Aviation Ltd,144A, (2)	45,472
	Total Long-Term Investments (cost $4,773,085)	4,654,278
	Other Assets Less Liabilities – 1.1%	53,082
	Net Assets – 100%	$4,707,360

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$535,727	$4,118,551	$ —	$4,654,278

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.